Document And Entity Information	Dec. 24, 2021
Document Information [Line Items]
Entity, Registrant Name	AMERICAN SHARED HOSPITAL SERVICES
Document, Type	8-K
Document, Period End Date	Dec. 24, 2021
Entity, Incorporation, State or Country Code	CA
Entity, File Number	1-08789
Entity, Tax Identification Number	94-2918118
Entity, Address, Address Line One	601 Montgomery Street
Entity, Address, Address Line Two	Suite 1112
Entity, Address, City or Town	San Francisco
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	94111
City Area Code	415
Local Phone Number	788-5300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	American Shared Hospital Services Common Stock, No Par Value
Trading Symbol	AMS
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000744825